Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of balances due to related parties
	As of	As of
Due to related parties:	December 31, 2019	December 31, 2018
Jiang Guilan (Chair of Board)	$27,019	$12,200
Zhejiang Special Plastic Ltd.	70,540	-
Total	$97,559	$12,200

Accounts payable to related party:
Great NM	$303,083	$82,014